Intangible assets - Goodwill - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash-generating units information
Goodwill	€ 25,466	€ 25,769	€ 26,724	€ 26,960
Grupo Santander UK
Cash-generating units information
Goodwill	8,307	8,375	8,679
Banco Santander (Brasil) S.A
Cash-generating units information
Goodwill	4,459	4,988	5,769
Santander Bank Polska SA [Member]
Cash-generating units information
Goodwill	2,402	2,473	2,342
Santander Consumer USA Holdings Inc.
Cash-generating units information
Goodwill	2,102	2,007	3,182
Santander Bank, National Association
Cash-generating units information
Goodwill	1,793	1,712	1,948
Santander Consumer Bank AG
Cash-generating units information
Goodwill	1,217	1,217	1,217
Santander Asset Management [Member]
Cash-generating units information
Goodwill	1,173	1,173
Banco Santander Totta SA
Cash-generating units information
Goodwill	1,040	1,040	1,040
Santander Espana [Member]
Cash-generating units information
Goodwill	1,023	648	371
Banco Santander - Chile
Cash-generating units information
Goodwill	627	676	704
Santander Consumer Bank A.S.
Cash-generating units information
Goodwill	502	518	537
Banco Santander S.A. (Mexico)
Cash-generating units information
Goodwill	434	413	449
Other cash-generating companies
Cash-generating units information
Goodwill	€ 387	€ 529	€ 486